Related party transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during 2021, the Company charged its equity-method investees $25,778 (2020 - $25,693). Additionally, one of the equity-method investees provides development services to the Company on specified projects, for which it earns a development fee upon reaching certain milestones. During the year, the development fees charged to the Company were $2,036 (2020 - $25,985).
Investment and acquisition transactions with equity-method investments are described in note 8(c).
In 2020, the Company issued a promissory note of $30,493 payable to Altavista Solar Subco, LLC, an equity investee of the Company at the time. The note was repaid in full during the second quarter of 2021. During the fourth quarter of 2021, the Company issued a promissory note of $25,808 payable to New Market Solar Investco, LLC, an equity investee of the Company (note 12(k)).
(b)Redeemable non-controlling interest held by related party
Liberty Global Energy Solutions (note 8(c)), an equity investee of the Company, has a secured credit facility in the amount of $306,500 maturing on January 26, 2024. It is collateralized through a pledge of Atlantica shares. A collateral shortfall would occur if the net obligation as defined in the agreement would equal or exceed 50% of the market value of such Atlantica shares, in which case the lenders would have the right to sell Atlantica shares to eliminate the collateral shortfall. The Liberty Global Energy Solutions secured credit facility is repayable on demand if Atlantica ceases to be a public company. Liberty Global Energy Solutions has a preference share ownership in AY Holdings which AQN reflects as redeemable non-controlling interest held by related party. Redemption is not considered probable as at December 31, 2021. During the year ended December 31, 2021, the Company incurred non-controlling interest attributable to Liberty Global Energy Solutions of $10,435 (2020 - $12,651) and recorded distributions of $10,214 (2020 - $12,198) (note 17).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents an interest in AIP, a consolidated subsidiary of the Company, acquired by AYES Canada in May 2019 for $96,752 (C$130,103) (note 8(b)) and an interest in Algonquin (AY Holdco) B.V., a consolidated subsidiary of the Company, acquired by Liberty Development JV in November 2021 for $39,376 (note 8(c)). During the year ended December 31, 2021, the Company recorded distributions of $17,793 (2020 - $16,064).
(d)     Transactions with Atlantica
During the year ended December 31, 2021, the Company sold Colombian solar assets to Atlantica for consideration of $23,863, and contingent consideration of $2,600, if certain milestones are met. As at December 31, 2021 a gain on the sale of $878 has been recognized.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.